SUPPLEMENTAL OIL AND NATURAL GAS DISCLOSURES (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2024
SUPPLEMENTAL OIL AND NATURAL GAS DISCLOSURES (UNAUDITED)
Schedule of capitalized costs of the Company's oil and natural gas properties

	Year Ended	Year Ended
	December 31, 2024	December 31, 2023
Proved oil and natural gas properties	$6,933,071	$6,368,179
Unproved oil and natural gas properties	—	—
Total proved and unproved oil and natural gas properties	6,933,071	6,368,179
Less accumulated depletion and impairment	(6,142,978)	(5,426,488)
Net capitalized cost	$790,093	$941,691

Schedule of costs incurred in oil and natural gas property acquisition, development, and exploratory activities

	Year Ended	Year Ended
	December 31, 2024	December 31, 2023
Acquisition costs:
Property acquisitions – proved	$2,526	$1,169,882
Property acquisitions – unproved	—	—
Exploration costs	—	—
Development costs	171,615	—
ARO liabilities incurred and change in estimates, net	583,981	(411,605)
Total	$758,122	$758,277

Schedule of operations for oil and natural gas producing activities

	Year Ended	Year Ended
	December 31, 2024	December 31, 2023
Revenues, net	$532,780	$612,192
Less:
Lease operating expense	1,179,728	1,332,548
Depletion	716,491	767,401
Accretion of discount on asset retirement obligations	162,896	91,624
Results of operations from oil and natural gas producing activities	$(1,526,335)	$(1,579,381)

Schedule of reflects changes in proved reserves during the periods indicated

	Oil	NGL	Gas
	(Bbl)	(Bbl)	(Mcf)	(Mcfe)
Proved reserves on December 31, 2021	—	—	16,639,110	16,639,110
Discoveries and extensions	94,390	4,232,200	38,137,000	64,096,540
Purchase of reserves in place	—	—	—	—
Sale of reserves in place	—	—	—	—
Revisions of previous estimates	1,421	3,148	9,832,279	9,859,690
Production	(1,421)	(3,148)	(1,112,169)	(1,139,580)
Proved reserves on December 31, 2022	94,390	4,232,200	63,496,220	89,455,760
Discoveries and extensions	10,590	232,500	3,345,420	4,803,960
Purchase of reserves in place	21,230	11,340	638,590	834,010
Sale of reserves in place	(12,840)	—	(4,047,390)	(4,124,430)
Revisions of previous estimates	51,716	(601,905)	(4,520,875)	(7,822,014)
Production	(2,076)	(2,285)	(830,145)	(856,306)
Proved reserves on December 31, 2023	163,010	3,871,850	58,081,820	82,290,980
Discoveries and extensions	—	—	—	—
Purchase of reserves in place	—	—	—	—
Sale of reserves in place	(49,000)	—	(5,000)	(302,000)
Revisions of previous estimates	(72,505)	279,439	3,196,695	4,441,299
Production	(325)	(4,379)	(903,985)	(932,209)
Proved reserves on December 31, 2024	41,180	4,146,910	60,369,530	85,498,070
Proved developed reserves at:
December 31, 2021	—	—	16,639,110	16,639,110
December 31, 2022	94,390	—	29,711,410	30,277,750
December 31, 2023	163,010	—	28,527,300	29,505,360
December 31, 2024	41,180	—	29,628,600	29,875,650
Proved undeveloped reserves at:
December 31, 2021	—	—	—	—
December 31, 2022	—	4,232,200	33,784,810	59,178,010
December 31, 2023	—	3,871,850	29,554,520	52,785,620
December 31, 2024	—	4,146,910	30,740,930	55,622,420

Schedule of standardized measure of discounted future net cash flows

	December 31,	December 31,	December 31,
	2024	2023	2022
Future cash inflows	$207,127,260	$241,246,940	$494,920,870
Future production costs	(95,300,230)	(110,389,040)	(144,477,250)
Future development costs*	(90,159,460)	(81,950,970)	(92,154,270)
Future income tax expense	(12,600,170)	(17,221,680)	(70,254,330)
Future net cash flows	9,067,400	31,685,250	188,035,020
Discount to present value at 10% annual rate	(19,263,060)	(30,927,340)	(140,187,170)
Standardized measure of discounted future net cash flows	$(10,195,660)	$757,910	$47,847,850
*	Includes all estimated future costs that will be incurred to settle our asset retirement obligations

Schedule of changes in the standardized measure of discounted future net cash flows

	December 31,	December 31,	December 31,
	2024	2023	2022
Standardized measure of discounted future net cash flows, beginning of year	$757,910	$47,847,850	$101,640
Sales of oil and gas, net of production costs and taxes	536,360	720,356	(2,430,122)
Net changes in prices and production costs	(17,169,560)	(73,270,210)	14,288,740
Changes in future development costs	(13,980,180)	10,118,660	(388,690)
Discoveries and extensions	—	1,788,800	56,440,090
Revision in previous quantity estimates	3.616.860	(9,848,690)	3,884,040
Previously estimated development costs incurred	—	—	—
Purchase of minerals in place	—	491,310	—
Sales of minerals in place	(265,930)	(3,463,350)	—
Net change in income taxes	1,724,880	18,397,390	(26,021,070)
Accretion of discount	1,095,900	6,990,340	547,360
Changes in timing and other	13,488,100	985,454	1,425,862
Standardized measure of discounted future net cash flows, end of year	$(10,195,660)	$757,910	$47,847,850